BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2013
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

8. BUSINESS COMBINATIONS

On March 22, 2012, the Company consummated the acquisition of Coolsand Holding Co., Ltd. and its subsidiaries (“Coolsand”), which included its baseband intellectual properties (“IP). The acquisition was accounted for as a business combination and will allow the Company to provide integrated System on Chip products for the handset market. The purchase consideration comprised of USD 20,175,000 in cash and 15,000,000 ordinary shares issued by the Company with the market value of USD 25,825,000, as determined by the March 21, 2012 Nasdaq closing price of the Company’s American Depositary Shares, each representing six ordinary shares. The total purchase consideration is settled as follows,

Total purchase consideration	USD

Deposit fee the Company paid prior to the completion of the acquisition	8,220
Offset of the accounts receivable due from Coolsand	11,955
Issuance of ordinary shares	25,825
46,000

The allocation of the purchase price of the assets acquired based on their fair values was as follows:

	Amount	Amortization Period
Acquired identifiable intangible assets
Baseband technologies	37,100	5 years
Goodwill	8,900
Total	46,000

Total goodwill represents the excess of the purchase price over the estimated fair value of the identifiable intangible assets acquired and is not deductible for tax purpose. Goodwill primarily represents the expected synergies and workforce from combining the baseband business of the Company and baseband IP and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition.

The fair value of intangible assets was measured primarily by the income approach taking into consideration the historical financial performance and estimates of future performance of baseband business. The amortization periods for the intangible assets acquired are 5 years.

The following unaudited pro forma consolidated financial information reflects the results of operations for the years ended December 31, 2011 and 2012, as if the respective acquisition had occurred on January 1, 2011, and after giving effect to purchase accounting adjustments. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisitions actually took place on the beginning of the periods presented, and may not be indicative of future operating results.

	December 31,
	2011	2012
Pro-forma net revenues	308,189	412,676
Pro-forma net income	41,898	50,305
Earnings per ordinary share - Basic	0.16	0.19
Earnings per ordinary share - Diluted	0.15	0.18